Accounts Payable and Accrued Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable	$ 4,984	$ 4,948
Accrued operating	36,177	1,705
Accrued administrative	7,585	7,323
Accounts payable and accrued expenses	$ 48,746	$ 13,976